Debt (Details) - Schedule of Interest Payable $ in Thousands	6 Months Ended
Mar. 31, 2024 USD ($)
Goh Meng Keong [Member]
Debt Instrument [Line Items]
Goh Seng Principle	$ 432
Interest rate	5.00%
Lending date	Mar. 22, 2022
Due	Sep. 30, 2024
Goh Seng Wei [Member]
Debt Instrument [Line Items]
Goh Seng Principle	$ 43
Interest rate	5.00%
Lending date	May 26, 2022
Due	Nov. 25, 2024